Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	$ 380,571	$ 389,384
Accumulated Amortization	196,878	179,327
Net Carrying Amount	183,693	210,057
Goodwill [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	13,742	13,958
Mastheads [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	35,288	36,604
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	4,970	4,970
Accumulated Amortization	4,839	4,479
Net Carrying Amount	131	491
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	278,543	286,478
Accumulated Amortization	145,878	134,228
Net Carrying Amount	132,665	152,250
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	8,940	8,940
Accumulated Amortization	3,597	2,946
Net Carrying Amount	5,343	5,994
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	82,280	83,158
Accumulated Amortization	39,226	34,908
Net Carrying Amount	43,054	48,250
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	5,493	5,493
Accumulated Amortization	3,204	2,655
Net Carrying Amount	2,289	2,838
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	345	345
Accumulated Amortization	134	111
Net Carrying Amount	$ 211	$ 234